Operating leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Operating lease cost	¥ 729,038	¥ 726,359	¥ 681,841
Short-term lease cost	416,215	467,384	128,865
Variable lease cost	150,994	121,353	80,015
Total lease cost	¥ 1,296,247	¥ 1,315,096	¥ 890,721